CAPITAL ASSETS	12 Months Ended
Dec. 31, 2016
CAPITAL ASSETS [Text Block]
5.	CAPITAL ASSETS

December 31, 2016		Accumulated	Net Book
	Cost	Depreciation	Value

Mining Equipment	$49,432	$(49,432)	$-
Office Equipment	49,600	(49,156)	444
Furniture and Fixtures	1,906	(1,587)	319
Building	440,329	(440,329)	-
	$541,267	$(540,504)	$763

December 31, 2015		Accumulated	Net Book
	Cost	Depreciation	Value
Vehicle	$27,543	$(27,543)	$-
Mining Equipment	49,430	(39,546)	9,884
Office Equipment	49,600	(48,449)	1,151
Furniture and Fixtures	1,906	(1,270)	636
Building	440,329	(440,329)	-
	$568,808	$(557,136)	$11,672